Right of Use Assets - Disclosure of Quantitative Information About Right-of-Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	$ 668,101
Depreciation	(128,101)	$ (123,512)
Net book value	689,247	668,101
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	668,101	654,347
Acquired through business combinations	31,136	20,098
Additions and modifications	116,088	121,462
Depreciation	(128,101)	(123,512)
Transfers to property, plant and equipment	(422)	(295)
Foreign exchange	2,445	(3,999)
Net book value	689,247	668,101
Gross carrying amount [member] | Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	654,125	642,289
Acquired through business combinations	31,136	20,098
Additions and modifications	114,830	114,237
Depreciation	(123,740)	(118,505)
Transfers to property, plant and equipment	0	0
Foreign exchange	2,433	(3,994)
Net book value	678,784	654,125
Gross carrying amount [member] | Vehicles and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	13,976	12,058
Acquired through business combinations	0	0
Additions and modifications	1,258	7,225
Depreciation	(4,361)	(5,007)
Transfers to property, plant and equipment	(422)	(295)
Foreign exchange	12	(5)
Net book value	$ 10,463	$ 13,976